Intangible Assets - Additional Information (Detail) - GBP (£)	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets, carrying value	£ 3,838,000	£ 3,122,000
Patents [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, carrying value	3,600,000	3,000,000
Intangible assets, acquired	800,000
Computer Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, carrying value	200,000	£ 100,000
Intangible assets, acquired	£ 200,000